INVESTMENT IN U.S. RESIDENTIAL DEVELOPMENTS - Ownership Interests and Carrying Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investments [line items]
Current assets	$ 271,954	$ 266,807
Non-current assets	12,976,471	12,184,139
Current liabilities	560,389	991,133
Non-current liabilities	8,818,495	7,662,788
Net income	121,824	814,480
Investments in U.S. residential developments
Disclosure of detailed information about investments [line items]
Current assets	83,518	25,480
Non-current assets	667,440	661,671
Current liabilities	39,771	6,315
Non-current liabilities	0	0
Net assets (liabilities)	711,187	680,836
Tricon's share of net assets	154,971	138,369
Revenue	28,188	11,067
Expenses	(14,166)	(6,451)
Fair value gains (losses)	104,917	77,264
Net income	118,939	81,880
Tricon's share of net income	$ 30,773	$ 16,897
Tricon Housing Partners US LP
Disclosure of detailed information about investments [line items]
Tricon's ownership %	68.00%	68.00%
Current assets	$ 1,395	$ 1,236
Non-current assets	43,881	44,363
Current liabilities	184	118
Non-current liabilities	0	0
Net assets (liabilities)	45,092	45,481
Tricon's share of net assets	30,820	27,837
Revenue	6,512	6,253
Expenses	(68)	(75)
Fair value gains (losses)	(3,583)	(1,676)
Net income	2,861	4,502
Tricon's share of net income	$ 2,984	$ 4,577
THPAS Development JV-2 LLC
Disclosure of detailed information about investments [line items]
Tricon's ownership %	20.00%
Current assets	$ 2,604
Non-current assets	69,720
Current liabilities	1,127
Non-current liabilities	0
Net assets (liabilities)	71,197
Tricon's share of net assets	14,179
Revenue	18,033
Expenses	(10,253)
Fair value gains (losses)	0
Net income	7,780
Tricon's share of net income	$ 1,681
Viridian Equity LP
Disclosure of detailed information about investments [line items]
Tricon's ownership %	18.00%	18.00%
Current assets	$ 16	$ 4
Non-current assets	49,563	67,659
Current liabilities	0	4
Non-current liabilities	0	0
Net assets (liabilities)	49,579	67,659
Tricon's share of net assets	8,899	12,140
Revenue	0	0
Expenses	0	0
Fair value gains (losses)	13,509	13,538
Net income	13,509	13,538
Tricon's share of net income	$ 2,427	$ 2,430
McKinney Project Equity LLC
Disclosure of detailed information about investments [line items]
Tricon's ownership %	44.00%	44.00%
Current assets	$ 0	$ 0
Non-current assets	133,038	119,575
Current liabilities	0	0
Non-current liabilities	0	0
Net assets (liabilities)	133,038	119,575
Tricon's share of net assets	58,204	52,314
Revenue	0	0
Expenses	0	0
Fair value gains (losses)	41,153	9,588
Net income	41,153	9,588
Tricon's share of net income	$ 18,004	$ 4,128
THPAS Holdings JV-1 LLC
Disclosure of detailed information about investments [line items]
Tricon's ownership %	11.00%	11.00%
Current assets	$ 24,393	$ 5,545
Non-current assets	229,238	182,490
Current liabilities	182	593
Non-current liabilities	0	0
Net assets (liabilities)	253,449	187,442
Tricon's share of net assets	28,161	20,829
Revenue	252	490
Expenses	(3,169)	(2,852)
Fair value gains (losses)	23,198	6,524
Net income	20,281	4,162
Tricon's share of net income	2,325	455
Remaining investments
Disclosure of detailed information about investments [line items]
Current assets	55,110	18,695
Non-current assets	142,000	247,584
Current liabilities	38,278	5,600
Non-current liabilities	0	0
Net assets (liabilities)	158,832	260,679
Tricon's share of net assets	14,708	25,249
Revenue	3,391	4,324
Expenses	(676)	(3,524)
Fair value gains (losses)	30,640	49,290
Net income	33,355	50,090
Tricon's share of net income	$ 3,352	$ 5,307
Remaining investments | Minimum
Disclosure of detailed information about investments [line items]
Tricon's ownership %	7.00%	22.00%
Remaining investments | Maximum
Disclosure of detailed information about investments [line items]
Tricon's ownership %	22.00%	7.00%